Net Loss From Continuing Operations - Other Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Income (Loss) From Continuing Operations [Abstract]
Net foreign exchange (loss) gain	$ (641)	$ (1,160)	$ 507
(Loss) gain on disposal of property and equipment	(328)	(91)	34
Others	(658)	(295)	(305)
Other gains and losses	$ (1,627)	$ (1,546)	$ 236